Income Taxes - Schedule of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (156,119)	$ (59,408)
Loss before income taxes	(156,119)	(59,408)
Federal	0	0
State	5	6
Total current	5	6
Federal	0	0
State	0	0
Total deferred	0	0
Total provision for income taxes	$ 5	$ 6